Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 6: Fair Value of Financial Instruments:

These condensed consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued expenses, capital leases, notes payable and debt. At September 30, 2012 and December 31, 2011, the carrying amount of the Company's cash and cash equivalents, trade receivables, approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligation approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities.

Note 7. Fair Value of Financial Instruments

These consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued liabilities, capital leases and debt. At December 31, 2011 and 2010, the carrying amount of the Company's cash and cash equivalents, trade receivables, accounts payable, and accrued liabilities approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligations approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities.